Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale, net of tax	$ 1,128	$ 717
Total accumulated other comprehensive income	$ 1,128	$ 717